LOANS PAYABLE TO RELATED PARTIES (Details Narrative)					12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 27, 2023 USD ($) $ / shares shares	Dec. 20, 2022 USD ($)	Dec. 20, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EUR (€)	Sep. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 27, 2023 EUR (€)	Sep. 08, 2023 USD ($)	Sep. 08, 2023 EUR (€)	Dec. 20, 2022 EUR (€)	Sep. 07, 2022 USD ($)	Sep. 07, 2022 EUR (€)
Short-Term Debt [Line Items]
Interest Expense, Nonoperating					$ 6,242	$ 13,476
Stephen Morris [Member]
Short-Term Debt [Line Items]
Loans outstanding					543,262	552,639
Converted principal amount of promissory notes payable		$ 821,432
Converted principal amount of promissory notes payable, shares | shares		2,489,186
Conversion price | $ / shares		$ 0.33
Debt instrument face amount														$ 501,049	€ 434,060
Stephen Morris [Member] | Loan One [Member]
Short-Term Debt [Line Items]
Loans outstanding					561,833		€ 448,089
Stephen Morris [Member] | Loan Two [Member]
Short-Term Debt [Line Items]
Loans outstanding					543,262	552,639	434,089		€ 434,089
Paul Morrissey [Member]
Short-Term Debt [Line Items]
Debt instrument face amount											$ 28,899	€ 22,700
Debt Instrument, Unamortized Discount											$ 7,257	€ 5,700
Debt Instrument, Interest Rate, Stated Percentage											2.85%	2.85%
Long-Term Debt, Gross					0	32,337	€ 0		€ 25,401
Interest Expense, Nonoperating					$ 6,242	$ 13,476
Amendment [Member]
Short-Term Debt [Line Items]
Principal of loan			$ 71,540	€ 59,543
Assignment of advances receivable			71,540	€ 59,543
Loans outstanding			$ 374,018										€ 309,080
Fourth Amendment [Member] | Stephen Morris [Member]
Short-Term Debt [Line Items]
Principal of loan		$ 573,324
Loans outstanding		$ 125,910								€ 98,900
Sixth Amendment [Member] | Stephen Morris [Member]
Short-Term Debt [Line Items]
Loans outstanding	$ 389,840							€ 291,491
Equity offering	$ 5,000,000